Annual Operating Expenses {- Energy Portfolio} - 02.28 Select Portfolios: Group 3 Energy Sector PRO-19 - Energy Portfolio - Energy Portfolio-Default	Apr. 29, 2022
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.77%